SCHEDULE II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - Valuation and Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B	Col C			Col D		Col E
		Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charged to other accounts- describe		Deductions-describe		Balance at end of period
	(Amounts in Thousands)

Year ended December 31, 2014
Allowance for doubtful accounts	$4,081	$-	$-		$4	(a)	$4,077
Allowance for uncollectible notes receivable	809	-	1,103	(b)	426	(a)	1,486
Inventory valuation allowance	99,026	11,762	9,942	(c)	1,541	(d)	119,189

Year ended December 31, 2013
Allowance for doubtful accounts	$6,069	$-	$-		$1,988	(a)	$4,081
Allowance for uncollectible notes receivable	440	369	-		-		809
Inventory valuation allowance	96,817	1,165	1,044	(c)	-		99,026

Year ended December 31, 2012
Allowance for doubtful accounts	$5,295	$774	$-		$-		$6,069
Allowance for uncollectible notes receivable	295	145	-		-		440
Inventory valuation allowance	92,481	4,475	-		139	(d)	96,817

(a) Write off of uncollectible accounts and change in estimates.

(b) Application of reserves to acquired notes receivable.

(c)  Application of reserve policy to acquired inventories.

(d) Divestitures.